TAXES	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for three years. On November 28, 2018, Dongguan Jiasheng successfully renewed the High-technology certificate for another three years. The certificate is valid for another three years and is subject to further renewal.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the fiscal year 2021, 2020 and 2019 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $117,514, $Nil and $3,003 for the years ended June 30, 2021, 2020 and 2019, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.00, $Nil and $0.00 respectively.

The following table reconciles the statutory rate to the Company’s effective tax:

	For the years ended June 30,
	2021	2020	2019
Income tax expense computed based on PRC statutory rate	$485,121	$(2,093,097)	$445,868
Effect of rate differential for Hong Kong and other outside PRC entities	(173,905)	(24,016)	(229,893)
Effect of PRC preferential tax rate	(117,514)	515,416	(34,453)
Change in valuation allowance	(223,729)	1,635,324	-
Surcharge on unpaid income tax	669,650	-	-
Permanent difference	30,030	130,910	198,774
Refund of prior years’ tax	(28,193)	-	-
Effective tax	$641,460	$164,537	$380,296

The provision for income tax consists of the following:

	For the years ended June 30,
	2021	2020	2019
Current income tax provision	$1,119,776	$25,423	$614,622
Deferred income tax provision (benefit)	(478,316)	139,114	(234,326)
Total income tax expense	$641,460	$164,537	$380,296

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 – TAXES (continued)

The components of deferred tax assets as of June 30, 2021 and 2020 consist of the following:

	June 30, 2021	June 30, 2020
Deferred tax assets:
Net operating losses	$1,223,699	$1,515,308
Assets impairment reserve	471,634	233,759
Depreciation and others	56,642	-
Valuation allowance	(1,146,317)	(1,633,837)
Deferred tax assets, net	$605,658	$115,230

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2021	June 30, 2020

Corporate income tax payable	$4,256,487	$2,813,014
Other tax payable	186,705	1,397
Total taxes payable	$4,443,192	$2,814,411

As of June 30, 2021 and 2020, the Company had accrued tax liabilities of approximately $4.4 million and $2.8 million, respectively, mostly related to the unpaid income tax and business tax and accrued surcharge for overdue tax payment in China. According to PRC taxation regulation and administrative practice and procedures, if the tax is not fully paid, tax authorities may impose interest and late payment penalties on the unpaid balance. The statute of limitation on the tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. For the year ended June 30, 2021, the Company accrued and recorded surcharge for overdue tax payment of $669,650 associated with unpaid income tax liabilities, which was recorded as part of the income tax provision and reflected in the consolidated statements of operations and comprehensive income. In practice, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance after the Company successfully completed its IPO and is in the process of negotiating a settlement plan agreement. Local tax authorities have not made a determination as of June 30, 2021. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax liabilities in fiscal 2022, but cannot guarantee such settlement will ultimately occur.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS